Credit Facility (Detail) - USD ($) $ in Thousands		12 Months Ended
		Apr. 29, 2017	Apr. 30, 2016	May 02, 2015
Line of Credit Facility [Line Items]
Credit facility at period end		$ 64,900	$ 47,200
Average balance outstanding during the period		96,297	66,948	$ 18,227
Maximum borrowings outstanding during the period		$ 285,278	$ 293,200	$ 202,800
Weighted average interest rate during the period	[1]	5.77%	8.21%	38.18%
Interest rate at end of period		3.73%	2.69%	0.00%

[1]	Includes commitment fees.